Marketable Securities:	3 Months Ended
Mar. 31, 2018
Marketable Securities: [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	March 31,	December 31,
	2018	2017
Fair value at beginning of year	$239,232	$541,216
Increase (decrease) in fair value	12,456	(301,984)
Fair value at balance sheet date	$251,688	$239,232

The Company's marketable securities are classified as available-for-sale and are recorded at quoted market value with gains and losses recorded in the Consolidated Statements of Operations. Gains and losses on securities sold are based on the average cost of the shares held at the date of disposition. As of March 31, 2018 and December 31, 2017, marketable securities had a cost basis of $98,043.

Accounting Standards Codification ("ASC") 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity's own assumptions. The fair values of the Company's marketable securities are based on Level 1 inputs.